Discontinued Operations - Schedule of Fair Value of Consideration and Derecognition of Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of Consideration and Derecognition of Assets and Liabilities [Abstract]
Total fair value of consideration received and receivable		$ 4,069,097
Less: net book value of assets and liabilities sold		(1,251,054)
Less: fair value of Indemnification Clause		(143,974)
Gain from disposal of discontinued operations		$ 2,674,069